UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05240

SELECTED CAPITAL PRESERVATION TRUST

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: December 31, 2010

____________________

ITEM 1. REPORT TO STOCKHOLDERS

SELECTED FUNDS	Table of Contents

Shareholder Letter	2

Management's Discussion of Fund Performance:
Selected American Shares	3
Selected Special Shares	5

Fund Overview:
Selected American Shares	7
Selected Special Shares	9
Selected Daily Government Fund	11

Expense Example	12

Schedule of Investments:
Selected American Shares	14
Selected Special Shares	19
Selected Daily Government Fund	23

Statements of Assets and Liabilities	25

Statements of Operations	27

Statements of Changes in Net Assets	28

Notes to Financial Statements	30

Financial Highlights	39

Report of Independent Registered Public Accounting Firm	41

Fund Information	42

Privacy Notice and Householding	43

Directors and Officers	44

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.  Also included is a list of positions opened and closed.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, www.selectedfunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle                                              Christopher C. Davis                                                Kenneth C. Feinberg
Chairman                                                   President & Portfolio Manager                               Portfolio Manager

February 4, 2011

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC.

Performance Overview

Selected American Shares’ Class S shares delivered a total return on net asset value of 12.53% (Class D shares returned 12.90%) for the year ended December 31, 2010. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 15.06%. Every sector1 within the Index delivered positive returns over the year. The sectors that turned in the strongest performance over the year were consumer discretionary, industrials, and materials. The sectors that turned in the weakest (but still positive) performance over the year were health care and utilities.

Factors Impacting the Fund’s Performance

The Fund had more invested in financial companies than in any other sector (28% versus 16% for the Index) and they were the most important contributor2 to the Fund’s performance. The Fund’s financial companies out-performed the corresponding sector within the Index (up 17% versus up 11% for the Index). Berkshire Hathaway3, Wells Fargo, and Julius Baer Group were among the most important contributors to performance. Visa was among the most important detractors from performance.

Consumer staple companies were an important contributor to performance. The Fund’s consumer staple companies out-performed the corresponding sector within the Index (up 18% versus up 14% for the Index) and had a higher relative average weighting (15% versus 11% for the Index). Costco Wholesale was among the most important contributors to performance.

While energy companies made positive contributions to absolute performance, they were the most important reason that the Fund’s performance lagged the Index. The Fund’s energy companies under-performed the corresponding sector within the Index (up 8% versus up 20% for the Index), but had a higher relative average weighting (16% versus 11% for the Index) in this stronger performing sector. Occidental Petroleum and Canadian Natural Resources were among the most important contributors to performance. EOG Resources, China Coal Energy, and Transocean were among the most important detractors from performance.

Industrial companies also made positive contributions to absolute performance, but they were the second most important reason that the Fund’s performance lagged the Index. The Fund’s industrial companies under-performed the corresponding sector within the Index (up 15% versus up 27% for the Index) and had a lower relative average weighting (7% versus 11% for the Index) in this stronger performing sector. D&B Corp. was among the most important detractors from performance.

Other important contributors to performance included Harley-Davidson, Texas Instruments, and Sealed Air.  Other important detractors from performance included two information technology companies, Hewlett-Packard and Microsoft. These two companies turned in negative returns for the year despite generally positive returns in both the information technology sector and the overall market.

The Fund had approximately 21% of its net assets invested in foreign companies at December 31, 2010. As a whole these companies out-performed the domestic companies held by the Fund.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. Selected American Shares’ principal risks are: market risk, company risk, financial services risk, foreign country risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1      The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected American Shares Class S versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2000

Average Annual Total Return for periods ended December 31, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	12.53%	1.60%	2.54%	N/A	0.93%	0.93%
Class D	12.90%	1.94%	N/A	4.29%	0.60%	0.60%
Standard & Poor’s 500® Index	15.06%	2.29%	1.41%	3.89%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Selected American Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED SPECIAL SHARES, INC.

Performance Overview

Selected Special Shares’ Class S shares delivered a total return on net asset value of 13.73% (Class D shares returned 14.30%) for the year ended December 31, 2010. Over the same time period, the Russell 3000® Index (“Index”) returned 16.93%. Every sector1 within the Index delivered positive returns over the year. The sectors within the Index that turned in the strongest performance over the year were consumer discretionary, industrials, and materials. The sectors that turned in the weakest (but still positive) performance over the year were health care and utilities.

Factors Impacting the Fund’s Performance

The Fund’s 2010 performance benefited from Youku.com2, an initial public offering (IPO) in the information technology sector. Davis Advisors purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPO was an unusual occurrence. The Fund’s information technology sector benefited from the addition of Youku.com, and as such, information technology companies were the most important contributor3 to performance. Texas Instruments was also among the most important contributors to performance. Microsoft and Hewlett-Packard were among the most important detractors from performance.

Consumer discretionary companies were also an important contributor to performance. The Fund’s consumer discretionary companies out-performed the corresponding sector within the Index (up 37% versus up 30% for the Index) and had a slightly lower relative average weighting (10% versus 11% for the Index). Yum! Brands and Hunter Douglas were among the most important contributors to performance. H&R Block was among the most important detractors from performance.

Consumer staple companies were also important contributors to performance. The Fund’s consumer staple companies out-performed the corresponding sector within the Index (up 23% versus up 14% for the Index) and had approximately the same relative average weighting (both 10%). Coca-Cola was among the most important contributors to performance.

While energy companies made positive contributions to performance, they were the most important reason that the Fund’s performance lagged the Index. The Fund’s energy companies under-performed the corresponding sector within the Index (up 2% versus up 22% for the Index) and had a lower relative average weighting (6% versus 11% for the Index) in this stronger performing sector. Transocean was among the most important detractors from performance.

The Fund’s material companies under-performed the corresponding sector within the Index (up 10% versus up 25% for the Index), but had a higher relative average weighting (9% versus 4% for the Index) in this stronger performing sector. Sino-Forest and Sigma-Aldrich were among the most important contributors to performance. Monsanto and Yingde Gases Group were among the most important detractors from performance.

Other important contributors to performance included Kuehne & Nagel, Blount, and Agilent.  Other important detractors from performance included Charles Schwab and Pfizer.

The Fund had approximately 20% of its net assets invested in foreign companies at December 31, 2010. As a whole these companies out-performed the domestic companies held by the Fund.

Selected Special Shares’ investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. Selected Special Shares’ principal risks are: market risk, company risk, under $10 billion market capitalization risk, foreign country risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1      The companies included in the Russell 3000® Index are divided into ten sectors.  One or more industry groups make up a sector.

2      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

3      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED SPECIAL SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected Special Shares Class S versus the Russell 3000® Index over 10 years for an investment made on December 31, 2000

Average Annual Total Return for periods ended December 31, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	13.73%	1.06%	2.41%	N/A	1.23%	1.23%
Class D	14.30%	1.50%	N/A	3.74%	0.76%	0.76%
Russell 3000® Index	16.93%	2.74%	2.16%	4.56%

Selected Special Shares made a favorable investment in an IPO, which had a material impact on the investment performance, adding approximately 2% to the Fund’s total return in 2010. The IPO was purchased with the intent to benefit from long-term growth of the underlying company and the rapid appreciation was an unusual occurrence. Such performance may not continue in the future.

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  Investments cannot be made directly in the Index.

The performance data for Selected Special Shares contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC.	December 31, 2010

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/10 Net Assets)		(% of 12/31/10 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	75.49%	Energy	15.77%	12.03%
Common Stock (Foreign)	20.37%	Diversified Financials	13.32%	7.53%
Convertible Bonds (Foreign)	0.28%	Health Care	13.14%	10.91%
Convertible Bonds (U.S.)	0.12%	Insurance	9.11%	3.90%
Short-Term Investments	3.82%	Food & Staples Retailing	9.11%	2.36%
Other Assets & Liabilities	(0.08)%	Materials	8.82%	3.74%
	100.00%	Food, Beverage & Tobacco	6.55%	5.87%
		Information Technology	5.11%	18.65%
		Banks	4.76%	3.10%
		Retailing	3.02%	3.71%
		Transportation	2.69%	2.02%
		Commercial & Professional Services	2.55%	0.60%
		Automobiles & Components	1.66%	0.87%
		Other	1.28%	12.44%
		Household & Personal Products	1.16%	2.41%
		Capital Goods	1.02%	8.33%
		Real Estate	0.93%	1.53%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/10 Net Assets)
Costco Wholesale Corp.	Food & Staples Retailing	5.00%
Wells Fargo & Co.	Commercial Banks	4.58%
American Express Co.	Consumer Finance	4.27%
CVS Caremark Corp.	Food & Staples Retailing	3.76%
EOG Resources, Inc.	Energy	3.39%
Occidental Petroleum Corp.	Energy	3.30%
Loews Corp.	Multi-line Insurance	3.05%
Canadian Natural Resources Ltd.	Energy	2.95%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	2.94%
Devon Energy Corp.	Energy	2.94%

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC. – (CONTINUED)	December 31, 2010

New Positions Added (01/01/10 - 12/31/10)
(Highlighted positions are those greater than 0.50% of Fund’s 12/31/10 net assets)

		Date of 1st	% of Fund’s 12/31/10
Security	Industry	Purchase	Net Assets
Air Products and Chemicals, Inc.	Materials	08/24/10	0.22%
America Movil SAB de C.V., Series L, ADR	Telecommunication Services	04/21/10	0.32%
Aon Corp.	Insurance Brokers	07/12/10	0.12%
Baxter International Inc.	Health Care Equipment & Services	04/22/10	0.61%
Charles Schwab Corp.	Capital Markets	08/31/10	0.06%
Fairfax Financial Holdings Ltd., 144A	Multi-line Insurance	02/23/10	0.22%
Kraft Foods Inc., Class A	Food, Beverage & Tobacco	12/17/10	0.29%
Lockheed Martin Corp.	Capital Goods	09/20/10	0.63%
Nestle S.A.	Food, Beverage & Tobacco	03/09/10	0.18%
Praxair, Inc.	Materials	05/21/10	0.22%
Roche Holding AG - Genusschein	Pharmaceuticals, Biotechnology &
	Life Sciences	07/16/10	0.93%
Schlumberger Ltd.	Energy	06/07/10	0.21%
Unilever NV, NY Shares	Food, Beverage & Tobacco	02/09/10	0.40%

Positions Closed (01/01/10 - 12/31/10)
(Gains and losses greater than $20,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
ABB Ltd., ADR	Capital Goods	12/01/10	$7,646,677
AES Corp.	Utilities	02/17/10	(991,612)
Amazon.com, Inc.	Retailing	07/13/10	26,725,486
Berkshire Hathaway Inc., Class B	Property & Casualty Insurance	05/07/10	2,553,198
Cardinal Health, Inc.	Health Care Equipment & Services	07/09/10	742,954
CareFusion Corp.	Health Care Equipment & Services	08/13/10	(1,239,004)
Comcast Corp., Special Class A	Media	02/24/10	(10,133,816)
ConocoPhillips	Energy	07/09/10	12,889,141
Cosco Pacific Ltd.	Transportation	09/17/10	(10,227,476)
DIRECTV, Class A	Media	01/21/10	27,462,004
Garmin Ltd.	Consumer Durables & Apparel	01/04/10	(54,237)
H&R Block, Inc.	Consumer Services	09/10/10	(5,395,018)
Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14	Automobiles & Components	12/08/10	13,254,531
Hartford Financial Services Group, Inc.	Multi-line Insurance	01/13/10	21,510,458
Laboratory Corp. of America Holdings	Health Care Equipment & Services	05/28/10	8,511,451
Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	Telecommunication Services	05/27/10	320,640
News Corp., Class A	Media	09/24/10	(25,491,690)
PACCAR Inc.	Capital Goods	06/10/10	7,537,714
Principal Financial Group, Inc.	Life & Health Insurance	02/01/10	436,978
Sealed Air Corp., Sr. Notes,
12.00%, 02/14/14	Materials	11/30/10	6,750,000
UnitedHealth Group Inc.	Health Care Equipment & Services	01/05/10	(2,132,099)
United Parcel Service, Inc., Class B	Transportation	07/23/10	3,863,026
Walt Disney Co.	Media	10/05/10	35,309,477

SELECTED FUNDS	Fund Overview
SELECTED SPECIAL SHARES, INC.	December 31, 2010

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/10 Net Assets)		(% of 12/31/10 Stock Holdings)

			Fund	Russell 3000®
Common Stock (U.S.)	77.39%	Health Care	19.26%	11.26%
Common Stock (Foreign)	19.76%	Information Technology	18.36%	18.35%
Stock Warrants	0.58%	Materials	11.00%	4.32%
Short-Term Investments	2.54%	Food, Beverage & Tobacco	9.32%	4.98%
Other Assets & Liabilities	(0.27)%	Diversified Financials	6.60%	6.50%
	100.00%	Energy	6.43%	11.25%
		Insurance	5.42%	3.88%
		Capital Goods	5.04%	8.60%
		Food & Staples Retailing	4.28%	1.98%
		Consumer Services	3.43%	2.20%
		Banks	3.38%	3.38%
		Consumer Durables & Apparel	2.67%	1.40%
		Transportation	1.98%	2.00%
		Media	1.77%	3.08%
		Other	1.06%	16.82%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/10 Net Assets)

Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	4.50%
Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	4.25%
CVS Caremark Corp.	Food & Staples Retailing	4.18%
Sino-Forest Corp.	Materials	3.87%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.71%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	3.69%
Coca-Cola Co.	Food, Beverage & Tobacco	3.52%
Markel Corp.	Property & Casualty Insurance	3.46%
Google Inc., Class A	Software & Services	3.39%
Yum! Brands, Inc.	Consumer Services	3.27%

SELECTED FUNDS	Fund Overview
SELECTED SPECIAL SHARES, INC. – (CONTINUED)	December 31, 2010

New Positions Added (01/01/10 - 12/31/10)
(Highlighted positions are those greater than 2.00% of Fund’s 12/31/10 net assets)

Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/10 Net Assets
Altera Corp.	Semiconductors & Semiconductor Equipment	03/30/10	0.61%
Baxter International Inc.	Health Care Equipment & Services	04/22/10	1.71%
Coca-Cola Co.	Food, Beverage & Tobacco	02/26/10	3.52%
Kraft Foods Inc., Class A	Food, Beverage & Tobacco	12/17/10	2.52%
Lockheed Martin Corp.	Capital Goods	01/19/10	0.75%
Nestle S.A.	Food, Beverage & Tobacco	03/08/10	1.02%
Sherwin-Williams Co.	Materials	03/23/10	1.67%
U.S. Bancorp	Commercial Banks	09/23/10	0.27%
W. R. Berkley Corp.	Property & Casualty Insurance	04/07/10	−
Wells Fargo & Co., Stock Warrants,
strike price $34.01, expires 10/28/18	Commercial Banks	05/21/10	0.58%
Yingde Gases Group Co. Ltd.	Materials	04/07/10	0.81%
Youku.com Inc., ADR	Software & Services	12/08/10	1.86%

Positions Closed (01/01/10 - 12/31/10)
(Gains and losses greater than $200,000 are highlighted)
		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
American Tower Corp., Class A	Telecommunication Services	10/27/10	$144,662
Aon Corp.	Insurance Brokers	12/27/10	46,949
Brown & Brown, Inc.	Insurance Brokers	07/19/10	(8,151)
CareFusion Corp.	Health Care Equipment & Services	12/27/10	22,879
CarMax, Inc.	Retailing	12/28/10	55,326
Cisco Systems, Inc.	Technology Hardware & Equipment	10/27/10	54,099
CME Group Inc.	Diversified Financial Services	12/27/10	17,298
Comcast Corp., Special Class A	Media	02/26/10	(296,174)
Costco Wholesale Corp.	Food & Staples Retailing	12/27/10	43,643
D&B Corp.	Commercial & Professional Services	01/20/10	14,238
DIRECTV, Class A	Media	01/21/10	224,275
E*TRADE Financial Corp.	Capital Markets	04/26/10	(257,297)
Everest Re Group, Ltd.	Reinsurance	12/27/10	8,036
Exelon Corp.	Utilities	03/04/10	(11,190)
GAM Holding Ltd.	Capital Markets	01/20/10	44,320
Garmin Ltd.	Consumer Durables & Apparel	01/04/10	13,133
Johnson Controls, Inc.	Automobiles & Components	12/27/10	12,214
Julius Baer Group Ltd.	Capital Markets	01/20/10	108,282
Laboratory Corp. of America Holdings	Health Care Equipment & Services	12/27/10	323,226
Lagardere S.C.A.	Media	03/08/10	(106,112)
Level 3 Communications, Inc. Conv. Sr. Notes, 10.00%, 05/01/11	Telecommunication Services	05/27/10	18,370
Liberty Media Corp. - Interactive, Series A	Retailing	01/20/10	(193,734)
Liberty Media - Starz, Series A	Media	01/20/10	30,750
Millipore Corp.	Pharmaceuticals, Biotechnology &
	Life Sciences	07/15/10	125,205
NetEase.com Inc., ADR	Software & Services	12/08/10	29,976
News Corp., Class A	Media	02/26/10	(517,710)
Pargesa Holdings S.A., Bearer Shares	Diversified Financial Services	12/08/10	103,391
RenaissanceRe Holdings Ltd.	Reinsurance	12/27/10	11,620
Ryanair Holdings PLC, ADR	Transportation	10/27/10	55,544
UnitedHealth Group Inc.	Health Care Equipment & Services	09/20/10	(126,260)
W. R. Berkley Corp.	Property & Casualty Insurance	12/27/10	2,047
Walt Disney Co.	Media	08/19/10	993,264

SELECTED FUNDS	Fund Overview
SELECTED CAPITAL PRESERVATION TRUST -	December 31, 2010
SELECTED DAILY GOVERNMENT FUND

Portfolio Composition		Maturity Diversification
(% of Fund’s 12/31/10 Net Assets)		(% of 12/31/10 Portfolio Holdings)

Repurchase Agreements	49.63%	0-30 Days	69.79%
Federal Home Loan Bank	29.75%	31-90 Days	9.82%
Freddie Mac	15.28%	91-180 Days	11.20%
Federal Farm Credit Bank	4.84%	181-397 Days	9.19%
Fannie Mae	0.27%		100.00%
Other Assets & Liabilities	0.23%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.  See the Fund’s Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS	Expense Example

Example

As a shareholder of each Fund, you incur ongoing costs only, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended December 31, 2010.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS	Expense Example – (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10-12/31/10)
Selected American Shares
Class S (annualized expense ratio 0.93%**)
Actual	$1,000.00	$1,214.94	$5.19
Hypothetical	$1,000.00	$1,020.52	$4.74
Class D (annualized expense ratio 0.60%**)
Actual	$1,000.00	$1,216.83	$3.35
Hypothetical	$1,000.00	$1,022.18	$3.06
Selected Special Shares
Class S (annualized expense ratio 1.23%**)
Actual	$1,000.00	$1,255.38	$6.99
Hypothetical	$1,000.00	$1,019.00	$6.26
Class D (annualized expense ratio 0.75%**)
Actual	$1,000.00	$1,258.68	$4.27
Hypothetical	$1,000.00	$1,021.42	$3.82
Selected Daily Government Fund
Class S (annualized expense ratio 0.21%**)
Actual	$1,000.00	$1,000.56	$1.06
Hypothetical	$1,000.00	$1,024.15	$1.07
Class D (annualized expense ratio 0.21%**)
Actual	$1,000.00	$1,000.56	$1.06
Hypothetical	$1,000.00	$1,024.15	$1.07

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser and/or Distributor.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (95.86%)
CONSUMER DISCRETIONARY – (5.31%)
Automobiles & Components – (1.59%)
Harley-Davidson, Inc.	3,439,500	$119,247,465
Consumer Durables & Apparel – (0.21%)
Hunter Douglas NV (Netherlands)	295,596	15,630,344
Media – (0.60%)
Grupo Televisa S.A., ADR (Mexico)*	1,364,000	35,368,520
Liberty Media - Starz, Series A *	138,580	9,212,798
		44,581,318

Retailing – (2.91%)
Bed Bath & Beyond Inc. *	2,630,000	129,211,900
CarMax, Inc. *	1,914,000	61,018,320
Liberty Media Corp. - Interactive, Series A *	1,732,250	27,282,938
		217,513,158
	Total Consumer Discretionary	396,972,285
CONSUMER STAPLES – (16.18%)
Food & Staples Retailing – (8.76%)
Costco Wholesale Corp.	5,181,300	374,141,673
CVS Caremark Corp.	8,101,945	281,704,628
		655,846,301

Food, Beverage & Tobacco – (6.30%)
Coca-Cola Co.	1,484,000	97,602,680
Diageo PLC (United Kingdom)	5,046,893	93,242,992
Heineken Holding NV (Netherlands)	2,034,650	88,432,308
Hershey Co.	183,300	8,642,595
Kraft Foods Inc., Class A	695,500	21,915,205
Mead Johnson Nutrition Co.	551,500	34,330,875
Nestle S.A. (Switzerland)	230,500	13,497,193
Philip Morris International Inc.	1,440,767	84,328,092
Unilever NV, NY Shares (Netherlands)	945,000	29,673,000
		471,664,940

Household & Personal Products – (1.12%)
Natura Cosmeticos S.A. (Brazil)	515,100	14,798,264
Procter & Gamble Co.	1,068,000	68,704,440
		83,502,704
	Total Consumer Staples	1,211,013,945
ENERGY – (15.18%)
Canadian Natural Resources Ltd. (Canada)	4,964,400	220,518,648
China Coal Energy Co. - H (China)	41,208,200	64,361,305
Devon Energy Corp.	2,803,942	220,137,486
EOG Resources, Inc.	2,779,100	254,037,531
Occidental Petroleum Corp.	2,519,700	247,182,570
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	4,647,600	55,995,181
Schlumberger Ltd.	191,000	15,948,500
Transocean Ltd. *	831,124	57,771,429
	Total Energy	1,135,952,650

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (27.07%)
Banks – (4.58%)
Commercial Banks – (4.58%)
Wells Fargo & Co.	11,052,779	$342,525,621
Diversified Financials – (12.82%)
Capital Markets – (7.79%)
Ameriprise Financial, Inc.	1,305,207	75,114,663
Bank of New York Mellon Corp.	7,003,600	211,508,720
Brookfield Asset Management Inc., Class A (Canada)	1,779,350	59,234,561
Charles Schwab Corp.	243,000	4,157,730
GAM Holding Ltd. (Switzerland)*	1,586,210	26,210,636
Goldman Sachs Group, Inc.	262,810	44,194,130
Julius Baer Group Ltd. (Switzerland)	3,476,110	162,838,094
		583,258,534

Consumer Finance – (4.27%)
American Express Co.	7,437,100	319,200,332
Diversified Financial Services – (0.76%)
JPMorgan Chase & Co.	179,870	7,630,086
Moody's Corp.	1,101,600	29,236,464
Visa Inc., Class A	289,500	20,375,010
		57,241,560
		959,700,426

Insurance – (8.77%)
Insurance Brokers – (0.12%)
Aon Corp.	198,000	9,109,980
Multi-line Insurance – (3.72%)
Fairfax Financial Holdings Ltd. (Canada)	82,850	33,702,552
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	39,220	16,132,543
Loews Corp.	5,861,500	228,070,965
		277,906,060

Property & Casualty Insurance – (3.89%)
Berkshire Hathaway Inc., Class A *	873	105,152,850
Markel Corp. *	21,700	8,205,421
Progressive Corp. (Ohio)	8,951,900	177,874,253
		291,232,524

Reinsurance – (1.04%)
Transatlantic Holdings, Inc.	1,511,687	78,033,283
		656,281,847

Real Estate – (0.90%)
Hang Lung Group Ltd. (Hong Kong)	10,172,000	67,003,705
	Total Financials	2,025,511,599
HEALTH CARE – (12.65%)
Health Care Equipment & Services – (3.47%)
Baxter International Inc.	901,500	45,633,930
Becton, Dickinson and Co.	960,100	81,147,652
Express Scripts, Inc. *	2,460,000	132,913,800
		259,695,382

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (9.18%)
Agilent Technologies, Inc. *	1,741,000	$72,129,630
Johnson & Johnson	3,003,700	185,778,845
Merck & Co., Inc.	6,112,373	220,289,923
Pfizer Inc.	7,930,900	138,870,059
Roche Holding AG - Genusschein (Switzerland)	476,000	69,745,455
		686,813,912
	Total Health Care	946,509,294
INDUSTRIALS – (6.02%)
Capital Goods – (0.98%)
Lockheed Martin Corp.	676,500	47,294,115
Tyco International Ltd.	623,783	25,849,568
		73,143,683

Commercial & Professional Services – (2.45%)
D&B Corp.	741,000	60,828,690
Iron Mountain Inc.	4,913,750	122,892,887
		183,721,577

Transportation – (2.59%)
China Merchants Holdings International Co., Ltd. (China)	24,660,149	97,399,467
China Shipping Development Co. Ltd. - H (China)	17,840,000	23,778,098
Kuehne & Nagel International AG (Switzerland)	484,910	67,420,642
LLX Logistica S.A. (Brazil)*	1,053,500	3,001,840
PortX Operacoes Portuarias S.A. (Brazil)*	1,053,500	2,354,509
		193,954,556
	Total Industrials	450,819,816
INFORMATION TECHNOLOGY – (4.92%)
Semiconductors & Semiconductor Equipment – (1.73%)
Texas Instruments Inc.	3,977,400	129,265,500
Software & Services – (2.43%)
Activision Blizzard, Inc.	3,401,000	42,274,430
Google Inc., Class A *	130,500	77,501,340
Microsoft Corp.	2,219,100	61,912,890
		181,688,660

Technology Hardware & Equipment – (0.76%)
Hewlett-Packard Co.	1,355,700	57,074,970
	Total Information Technology	368,029,130
MATERIALS – (8.21%)
Air Products and Chemicals, Inc.	182,500	16,598,375
BHP Billiton PLC (United Kingdom)	1,339,500	53,275,426
Martin Marietta Materials, Inc.	883,900	81,530,936
Monsanto Co.	1,112,800	77,495,392
Potash Corp. of Saskatchewan Inc. (Canada)	159,300	24,664,419
Praxair, Inc.	168,700	16,105,789
Rio Tinto PLC (United Kingdom)	728,187	50,935,942
Sealed Air Corp.	6,382,800	162,442,260
Sino-Forest Corp. (Canada)*	4,586,630	107,434,992
Sino-Forest Corp., 144A (Canada)*(a)(b)	145,700	3,412,806

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	December 31, 2010

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
Vulcan Materials Co.	462,050	$20,496,538
	Total Materials	614,392,875
TELECOMMUNICATION SERVICES – (0.32%)
America Movil SAB de C.V., Series L, ADR (Mexico)	419,100	24,031,194
	Total Telecommunication Services	24,031,194

TOTAL COMMON STOCK – (Identified cost $4,374,357,551)		7,173,232,788

CONVERTIBLE BONDS – (0.40%)
MATERIALS – (0.28%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada)(b)	$15,365,000	20,771,559
	Total Materials	20,771,559
TELECOMMUNICATION SERVICES – (0.12%)
Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	8,000,000	9,000,000
	Total Telecommunication Services	9,000,000

TOTAL CONVERTIBLE BONDS – (Identified cost $23,365,000)		29,771,559

SHORT-TERM INVESTMENTS – (3.82%)
COMMERCIAL PAPER – (2.49%)
Intesa Funding LLC, 0.34%, 01/03/11	100,000,000	99,998,111
Intesa Funding LLC, 0.25%, 01/04/11	50,000,000	49,998,958
Intesa Funding LLC, 0.25%, 01/06/11	22,000,000	21,999,236
Societe Generale North America, Inc., 0.11%, 01/03/11	4,734,000	4,733,971
Societe Generale North America, Inc., 0.24%, 01/06/11	10,000,000	9,999,667
	Total Commercial Paper	186,729,943
REPURCHASE AGREEMENTS – (1.33%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.25%, 01/03/11, dated 12/31/10, repurchase value of $19,087,398 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.104%-6.50%, 06/01/25-12/01/40, total market value $19,468,740)	19,087,000	19,087,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.16%, 01/03/11, dated 12/31/10, repurchase value of $22,904,305 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 12/01/25-01/01/41, total market value $23,362,080)	22,904,000	22,904,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.24%, 01/03/11, dated 12/31/10, repurchase value of $57,261,145 (collateralized by: U.S. Government agency obligations in a pooled cash account, 3.125%-7.50%, 01/31/12-05/15/37, total market value $58,405,200)	57,260,000	57,260,000
	Total Repurchase Agreements	99,251,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $285,980,943)		285,980,943

Total Investments – (100.08%) – (Identified cost $4,683,703,494) – (c)		7,488,985,290
Liabilities Less Other Assets – (0.08%)		(5,883,674)
	Net Assets – (100.00%)	$7,483,101,616

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	December 31, 2010

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $19,545,349 or 0.26% of the Fund's net assets as of December 31, 2010.

(b)	Restricted Security – See Note 9 of the Notes to Financial Statements.

(c)	Aggregate cost for federal income tax purposes is $4,705,419,519. At December 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$2,898,245,391
	Unrealized depreciation	(114,679,620)
	Net unrealized appreciation	$2,783,565,771

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC.	December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (97.15%)
CONSUMER DISCRETIONARY – (7.69%)
Consumer Durables & Apparel – (2.61%)
Hunter Douglas NV (Netherlands)	45,122	$2,385,934
Consumer Services – (3.35%)
H&R Block, Inc.	6,040	71,936
Yum! Brands, Inc.	60,900	2,987,145
		3,059,081

Media – (1.73%)
Grupo Televisa S.A., ADR (Mexico)*	60,900	1,579,137
	Total Consumer Discretionary	7,024,152
CONSUMER STAPLES – (13.28%)
Food & Staples Retailing – (4.18%)
CVS Caremark Corp.	109,810	3,818,094
Food, Beverage & Tobacco – (9.10%)
Coca-Cola Co.	48,900	3,216,153
Heineken Holding NV (Netherlands)	31,065	1,350,183
Kraft Foods Inc., Class A	73,100	2,303,381
Mead Johnson Nutrition Co.	8,280	515,430
Nestle S.A. (Switzerland)	15,900	931,042
		8,316,189
	Total Consumer Staples	12,134,283
ENERGY – (6.29%)
Devon Energy Corp.	9,600	753,696
Occidental Petroleum Corp.	15,500	1,520,550
Tenaris S.A., ADR (Argentina)	27,600	1,351,848
Transocean Ltd. *	30,471	2,118,039
	Total Energy	5,744,133
FINANCIALS – (14.46%)
Banks – (2.72%)
Commercial Banks – (2.72%)
Banco Santander Brasil S.A., ADS (Brazil)	30,100	409,360
U.S. Bancorp	9,100	245,427
Wells Fargo & Co.	59,030	1,829,340
		2,484,127

Diversified Financials – (6.44%)
Capital Markets – (2.75%)
Bank of New York Mellon Corp.	52,790	1,594,258
Charles Schwab Corp.	53,800	920,518
		2,514,776

Diversified Financial Services – (3.69%)
Oaktree Capital Group LLC, Class A (a)	95,000	3,372,500
		5,887,276

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	December 31, 2010

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (5.30%)
Property & Casualty Insurance – (4.29%)
Berkshire Hathaway Inc., Class B *	9,500	$761,045
Markel Corp. *	8,355	3,159,276
		3,920,321

Reinsurance – (1.01%)
Transatlantic Holdings, Inc.	17,768	917,184
		4,837,505
	Total Financials	13,208,908
HEALTH CARE – (18.82%)
Health Care Equipment & Services – (6.62%)
Baxter International Inc.	30,810	1,559,602
Becton, Dickinson and Co.	30,905	2,612,091
IDEXX Laboratories, Inc. *	27,100	1,875,862
		6,047,555

Pharmaceuticals, Biotechnology & Life Sciences – (12.20%)
Agilent Technologies, Inc. *	39,200	1,624,056
Johnson & Johnson	66,400	4,106,840
Merck & Co., Inc.	107,673	3,880,535
Pfizer Inc.	87,600	1,533,876
		11,145,307
	Total Health Care	17,192,862
INDUSTRIALS – (7.34%)
Capital Goods – (4.93%)
ABB Ltd., ADR (Switzerland)	32,450	728,502
Blount International, Inc. *	97,852	1,542,148
Lockheed Martin Corp.	9,780	683,720
Shaw Group Inc. *	45,100	1,543,773
		4,498,143

Commercial & Professional Services – (0.48%)
Iron Mountain Inc.	17,566	439,326
Transportation – (1.93%)
Clark Holdings, Inc. *	118,300	31,941
Kuehne & Nagel International AG (Switzerland)	12,460	1,732,406
		1,764,347
	Total Industrials	6,701,816
INFORMATION TECHNOLOGY – (17.95%)
Semiconductors & Semiconductor Equipment – (4.32%)
Altera Corp.	15,600	555,204
Texas Instruments Inc.	104,400	3,393,000
		3,948,204

Software & Services – (11.31%)
Activision Blizzard, Inc.	98,900	1,229,327
Google Inc., Class A *	5,208	3,092,927
International Business Machines Corp.	3,000	440,280
Microsoft Corp.	99,650	2,780,235
SAP AG, ADR (Germany)	21,500	1,088,115
Youku.com Inc., ADR (China)*	48,420	1,695,184
		10,326,068

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	December 31, 2010

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (2.32%)
Harris Corp.	15,170	$687,201
Hewlett-Packard Co.	34,000	1,431,400
		2,118,601
	Total Information Technology	16,392,873
MATERIALS – (10.75%)
Monsanto Co.	22,600	1,573,864
Sherwin-Williams Co.	18,250	1,528,438
Sigma-Aldrich Corp.	36,680	2,441,421
Sino-Forest Corp. (Canada)*	151,100	3,539,293
Yingde Gases Group Co. Ltd. (China)*	840,500	740,714
	Total Materials	9,823,730
TELECOMMUNICATION SERVICES – (0.57%)
America Movil SAB de C.V., Series L, ADR (Mexico)	9,000	516,060
	Total Telecommunication Services	516,060

TOTAL COMMON STOCK – (Identified cost $70,277,817)		88,738,817

STOCK WARRANTS – (0.58%)
FINANCIALS – (0.58%)
Banks – (0.58%)
Commercial Banks – (0.58%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	47,600	528,836

TOTAL STOCK WARRANTS – (Identified cost $378,644)		528,836

SHORT-TERM INVESTMENTS – (2.54%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.25%, 01/03/11, dated 12/31/10, repurchase value of $446,009 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.104%-6.50%, 06/01/25-12/01/40, total market value $454,920)	$446,000	446,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.16%, 01/03/11, dated 12/31/10, repurchase value of $536,007 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 12/01/25-01/01/41, total market value $546,720)	536,000	536,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.24%, 01/03/11, dated 12/31/10, repurchase value of $1,339,027 (collateralized by: U.S. Government agency obligations in a pooled cash account, 3.125%-7.50%, 01/31/12-05/15/37, total market value $1,365,780)	1,339,000	1,339,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,321,000)		2,321,000

Total Investments – (100.27%) – (Identified cost $72,977,461) – (b)		91,588,653
Liabilities Less Other Assets – (0.27%)		(244,363)
	Net Assets – (100.00%)	$91,344,290

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	December 31, 2010

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Restricted Security – See Note 9 of the Notes to Financial Statements.

(b)	Aggregate cost for federal income tax purposes is $75,126,072. At December 31, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$18,815,040
	Unrealized depreciation	(2,352,459)
	Net unrealized appreciation	$16,462,581

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	December 31, 2010
SELECTED DAILY GOVERNMENT FUND

	Principal	Value (Note 1)
FANNIE MAE – (0.27%)
5.00%, 10/15/11	$70,000	$72,526

TOTAL FANNIE MAE – (Identified cost $72,526)		72,526

FEDERAL FARM CREDIT BANK – (4.84%)
5.20%, 02/14/11	60,000	60,346
6.00%, 03/07/11	545,000	550,643
4.20%, 06/17/11	100,000	101,785
3.625%, 07/15/11	85,000	86,514
3.875%, 08/25/11	110,000	112,385
0.30%, 11/08/11	400,000	399,966

TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $1,311,639)		1,311,639

FEDERAL HOME LOAN BANK – (29.75%)
0.88%, 01/20/11	100,000	100,029
1.625%, 01/21/11	100,000	100,074
4.00%, 02/15/11	150,000	150,656
2.875%, 03/11/11	50,000	50,240
5.00%, 03/11/11	370,000	373,220
1.375%, 04/28/11	95,000	95,312
0.24%, 05/06/11 (a)	1,000,000	999,962
0.50%, 05/12/11	705,000	705,710
4.50%, 05/13/11	75,000	76,127
5.00%, 05/13/11	120,000	122,069
1.375%, 05/16/11	100,000	100,345
0.50%, 05/17/11	50,000	50,035
0.50%, 05/19/11	50,000	50,036
2.625%, 05/20/11	560,000	565,080
0.27%, 05/25/11 (b)	100,000	99,892
0.23%, 05/27/11 (a)	500,000	500,000
0.305%, 05/27/11 (a)	500,000	500,000
3.125%, 06/10/11	200,000	202,504
7.20%, 06/14/11	100,000	103,101
0.37%, 06/15/11 (a)	520,000	520,001
5.60%, 06/28/11	500,000	513,140
5.75%, 08/15/11	70,000	72,339
5.00%, 09/09/11	65,000	67,020
0.40%, 11/18/11	750,000	750,000
0.345%, 11/28/11 (a)	400,000	400,424
0.40%, 12/09/11	400,000	399,945
0.40%, 12/20/11	400,000	400,000

TOTAL FEDERAL HOME LOAN BANK – (Identified cost $8,067,261)		8,067,261

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	December 31, 2010
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

	Principal	Value (Note 1)
FREDDIE MAC – (15.28%)
0.26%, 01/03/11 (b)	$750,000	$749,989
4.75%, 01/18/11	250,000	250,517
0.1469%, 02/01/11 (a)	1,100,000	1,099,901
6.375%, 03/01/11	65,000	65,636
5.875%, 03/21/11	180,000	182,219
0.35%, 04/01/11 (a)	500,000	500,281
1.625%, 04/26/11	89,000	89,342
0.1959%, 05/04/11 (a)	125,000	124,965
3.50%, 05/05/11	30,000	30,316
0.27%, 06/20/11 (b)	125,000	124,841
1.25%, 08/15/11	125,000	125,731
0.2206%, 09/19/11 (a)	800,000	799,768

	TOTAL FREDDIE MAC – (Identified cost $4,143,506)	4,143,506

REPURCHASE AGREEMENTS – (49.63%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.25%, 01/03/11, dated 12/31/10, repurchase value of $2,588,054 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.104%-6.50%, 06/01/25-12/01/40, total market value $2,639,760)	2,588,000	2,588,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.16%, 01/03/11, dated 12/31/10, repurchase value of $3,106,041 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-6.50%, 12/01/25-01/01/41, total market value $3,168,120)	3,106,000	3,106,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.24%, 01/03/11, dated 12/31/10, repurchase value of $7,765,155 (collateralized by: U.S. Government agency obligations in a pooled cash account, 3.125%-7.50%, 01/31/12-05/15/37, total market value $7,920,300)	7,765,000	7,765,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $13,459,000)	13,459,000

Total Investments – (99.77%) – (Identified cost $27,053,932) – (c)		27,053,932
Other Assets Less Liabilities – (0.23%)		61,037
	Net Assets – (100.00%)	$27,114,969

(a)
The interest rates on floating rate securities, shown as of December 31, 2010, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $27,053,932.

See Notes to Financial Statements

SELECTED FUNDS	Statements of Assets and Liabilities
At December 31, 2010

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$7,488,985,290	$91,588,653	$27,053,932
Cash	85,089	2,622	13,544
Receivables:
Capital stock sold	9,400,718	66,838	82,713
Dividends and interest	8,918,561	114,191	45,520
Investment securities sold	368,787	18,439	–
Prepaid expenses	180,659	3,163	1,809
Due from Adviser	–	–	14,100
Total assets	7,507,939,104	91,793,906	27,211,618

LIABILITIES:
Payables:
Capital stock redeemed	17,409,308	60,922	67,026
Distributions payable	–	–	156
Investment securities purchased	2,088,031	306,882	–
Accrued distribution service fees	772,077	4,338	–
Accrued management fees	3,476,724	44,044	7,115
Accrued transfer agent fees	858,969	15,554	4,957
Other accrued expenses	232,379	17,876	17,395
Total liabilities	24,837,488	449,616	96,649

NET ASSETS	$7,483,101,616	$91,344,290	$27,114,969

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$225,804,144	$2,073,753	$2,711,497

Additional paid-in capital	5,099,779,296	83,592,546	24,403,472

Undistributed (overdistributed) net investment income	(30,548,243)	122,343	–

Accumulated net realized losses from investments	(617,512,281)	(13,058,915)	–

Net unrealized appreciation on investments and foreign currency transactions	2,805,578,700	18,614,563	–
Net Assets	$7,483,101,616	$91,344,290	$27,114,969

*Including:
Cost of investments	$4,683,703,494	$72,977,461	$27,053,932

Cost and market value of repurchase agreements (if greater than 10% of net assets)	–	–	13,459,000

SELECTED FUNDS	Statements of Assets and Liabilities – (Continued)
At December 31, 2010

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
CLASS S SHARES:
Net assets	$3,548,690,108	$18,206,771	$3,645,296
Shares outstanding	85,633,308	1,655,230	3,645,296
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$41.44	$11.00	$1.00

CLASS D SHARES:
Net assets	$3,934,411,508	$73,137,519	$23,469,673
Shares outstanding	95,010,007	6,639,783	23,469,673
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$41.41	$11.02	$1.00

See Notes to Financial Statements

SELECTED FUNDS	Statements of Operations
For the year ended December 31, 2010

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund
INVESTMENT INCOME:
Income:
Dividends*	$119,354,828	$1,758,709	$–
Interest	12,459,009	47,440	81,839
Net lending fees	188,949	–	–
Total income	132,002,786	1,806,149	81,839

Expenses:
Management fees (Note 3)	40,716,332	462,654	82,429
Custodian fees	1,098,334	34,168	13,773
Transfer agent fees:
Class S	4,482,391	49,470	17,074
Class D	1,144,168	36,720	11,877
Audit fees	56,400	20,400	16,800
Legal fees	87,253	5,773	5,285
Reports to shareholders	770,648	8,834	1,944
Directors’ fees and expenses	545,920	8,741	4,911
Registration and filing fees	72,298	32,620	36,459
Excise tax expense (Note 1)	–	5,408	881
Miscellaneous	261,729	12,195	6,561
Payments under distribution plan (Note 7):
Class S	9,928,551	44,648	9,985
Total expenses	59,164,024	721,631	207,979
Expenses paid indirectly (Note 4)	(166)	(24)	(9)

Reimbursement/waiver of expenses by Adviser/Distributor (Notes 3 and 7)	–	–	(147,725)
Net expenses	59,163,858	721,607	60,245
Net investment income	72,838,928	1,084,542	21,594

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	596,580,439	3,109,997	–
Foreign currency transactions	(174,391)	7,741	–
Net realized gain	596,406,048	3,117,738	–
Net increase in unrealized appreciation	184,564,141	7,236,815	–
Net realized and unrealized gain on investments and foreign currency transactions	780,970,189	10,354,553	–
Net increase in net assets resulting from operations	$853,809,117	$11,439,095	$21,594

*Net of foreign taxes withheld as follows	$1,954,743	$90,554	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2010

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund

OPERATIONS:
Net investment income	$72,838,928	$1,084,542	$21,594

Net realized gain from investments and foreign currency transactions	596,406,048	3,117,738	–

Net increase in unrealized appreciation on investments and foreign currency transactions	184,564,141	7,236,815	–
Net increase in net assets resulting from operations	853,809,117	11,439,095	21,594

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(42,002,049)	(193,435)	(3,195)
Class D	(58,415,003)	(1,054,966)	(18,399)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5):
Class S	(1,548,697,217)	(2,984,529)	(88,155)
Class D	(117,718,783)	(2,168,819)	(57,712)

Total increase (decrease) in net assets	(913,023,935)	5,037,346	(145,867)

NET ASSETS:
Beginning of year	8,396,125,551	86,306,944	27,260,836
End of year*	$7,483,101,616	$91,344,290	$27,114,969

*Including undistributed (overdistributed) net investment income of	$(30,548,243)	$122,343	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2009

	Selected American Shares	Selected Special Shares	Selected Daily Government Fund

OPERATIONS:
Net investment income	$72,873,478	$541,151	$147,189

Net realized loss from investments and foreign currency transactions	(820,578,816)	(7,214,739)	–

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,781,165,680	33,700,405	–
Net increase in net assets resulting from operations	2,033,460,342	27,026,817	147,189

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(36,762,782)	(52,579)	(8,866)
Class D	(37,108,020)	(440,887)	(138,323)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5):
Class S	(863,944,809)	(2,611,779)	(510,481)
Class D	(60,905,184)	(1,054,695)	(43,775,612)

Total increase (decrease) in net assets	1,034,739,547	22,866,877	(44,286,093)

NET ASSETS:
Beginning of year	7,361,386,004	63,440,067	71,546,929
End of year*	$8,396,125,551	$86,306,944	$27,260,836

*Including overdistributed net investment income of	$(3,309,052)	$(38,915)	$–

See Notes to Financial Statements

SELECTED FUNDS	Notes to Financial Statements
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected Special Shares, Inc. (a Maryland corporation) (“Selected Special Shares”), and Selected Capital Preservation Trust (an Ohio corporation) (“Trust”).  The Trust consists of Selected Daily Government Fund.  The Funds and Trust are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund primarily invests in equity securities issued by large companies with market capitalizations of at least $10 billion.

Selected Special Shares’ investment objective is capital growth. The Fund invests in a diversified portfolio of small, mid, and large capitalization companies.

Selected Daily Government Fund’s investment objective is to provide as high a level of current income as possible from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal, and maintenance of liquidity.

Selected Daily Government Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities.  The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments.  The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the Funds’ investment objectives and policies.  There is no assurance that the investment objective of any Fund will be achieved. The Funds’ return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

Class S and Class D shares are sold at net asset value.  Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class are charged against the operations of that class.  All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Selected
	Selected	Selected	Daily
	American	Special	Government
	Shares	Shares	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$396,972,285	$7,024,152	$–
Consumer staples	1,211,013,945	12,134,283	–
Energy	1,135,952,650	5,744,133	–
Financials	2,025,511,599	10,365,244	–
Health care	946,509,294	17,192,862	–
Industrials	450,819,816	6,701,816	–
Information technology	368,029,130	16,392,873	–
Materials	614,392,875	9,823,730	–
Telecommunication services	24,031,194	516,060	–
Total Level 1	7,173,232,788	85,895,153	–

Level 2 – Other Significant Observable Inputs:
Short-term debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies	–	–	13,594,932
Convertible debt securities	29,771,559	–	–
Equity securities:
Financials	–	3,372,500	–
Short-term securities	285,980,943	2,321,000	13,459,000
Total Level 2	315,752,502	5,693,500	27,053,932

Level 3 – Significant Unobservable Inputs:	–	–	–
Total	$7,488,985,290	$91,588,653	$27,053,932

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

Selected
Selected	Selected	Daily
American	Special	Government
Shares	Shares	Fund

Level 2 to Level 1 transfers*:
Consumer discretionary	$15,630,344	$2,385,934	$–
Consumer staples	181,675,300	1,350,183	–
Energy	64,361,305	–	–
Financials	93,214,341	–	–
Industrials	188,598,207	1,732,406	–
Materials	104,211,368	–	–
Total	$647,690,865	$5,468,523	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered transfers between Level 1 and Level 2 assets during the year ended December 31, 2010.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income tax is required.  Selected Special Shares and Selected Daily Government Fund incurred a 2009 excise tax liability of $5,408 and $881, respectively, during the year ended December 31, 2010.  The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2010, no provision for income tax would be required in the Funds’ financial statements related to those tax positions.  The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2007. The Funds have available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards

	Selected American Shares	Selected Special Shares
Expiring
12/31/2016	$–	$1,725,000
12/31/2017	617,525,000	10,261,000
Total	$617,525,000	$11,986,000

Utilized in 2010	$497,393,000	$3,115,000

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all, or a portion, of each Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Income Taxes” section of the Notes to Financial Statements for the fiscal year ending December 31, 2011.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, net operating losses, passive foreign investment company shares, and partnership income.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.      Accordingly, during the year ended December 31, 2010, for Selected American Shares, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $338,933, a decrease in accumulated net realized losses from investments and foreign currency transactions of $15,144, and a decrease in paid in capital of $354,077; for Selected Special Shares, amounts have been reclassified to reflect an increase in undistributed net investment income of $325,117, an increase in accumulated net realized losses from investments and foreign currency transactions of $319,716, and a decrease in paid in capital of $5,401. The Funds’ net assets have not been affected by these reclassifications.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

The tax character of distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Ordinary Income	Long-Term Capital Gain		Return of Capital		Total
Selected American Shares
2010	$100,417,052	$	−	$	−	$100,417,052
2009	73,870,802		−		−	73,870,802

Selected Special Shares
2010	1,248,401		−		−	1,248,401
2009	493,466		−		−	493,466

Selected Daily Government Fund
2010	21,594		−		−	21,594
2009	147,189		−		−	147,189

As of December 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Selected American Shares	Selected Special Shares
Undistributed (overdistributed) net investment income	$(6,243,631)	$1,234,181
Accumulated net realized losses from investments and foreign currency transactions	(617,525,073)	(11,985,710)
Net unrealized appreciation on investments	2,783,862,674	16,465,952
Total	$2,160,093,970	$5,714,423

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors/Trustees Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee by the Trust under the plan will be determined based upon the performance of the Selected Funds in which the amounts are invested.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2010 were as follows:

	Selected American Shares	Selected Special Shares
Cost of purchases	$643,893,258	$23,140,877
Proceeds of sales	2,491,381,893	24,511,538

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the year ended December 31, 2010 approximated 0.53% of average net assets for Selected American Shares. The fixed annual rate for Selected Special Shares is 0.55% of the average net assets. The fixed annual rate for the Selected Daily Government Fund is 0.30% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected Daily Government Fund’s expenses to the extent necessary to cap total annual operating expenses at 0.50% for Class S and D shares. The Adviser also agrees to waive some or all of its advisory fee and to reimburse expenses to the extent necessary so that the Fund’s investment income will not be less than zero until May 1, 2011.  During the year ended December 31, 2010, such waivers and reimbursements amounted to $32,918 and $104,822 for Class S and Class D shares, respectively.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for the year ended December 31, 2010 was $231,492, $13,781, and $4,241 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $166, $24, and $9 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively, during the year ended December 31, 2010.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 5 - CAPITAL STOCK

At December 31, 2010, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized.  At December 31, 2010, there were 50 million shares of capital stock of Selected Special Shares ($0.25 par value per share) authorized.  At December 31, 2010, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized.  Transactions in capital stock were as follows:

Class S	Year ended December 31, 2010
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	16,239,953	45,139	2,797,277
Shares issued in reinvestment of distributions	1,018,369	18,064	2,923
	17,258,322	63,203	2,800,200
Shares redeemed	(58,805,800)	(369,295)	(2,888,355)
Net decrease	(41,547,478)	(306,092)	(88,155)

Proceeds from shares sold	$613,804,715	$445,446	$2,797,277
Proceeds from shares issued in reinvestment of
distributions	40,327,412	186,418	2,923
	654,132,127	631,864	2,800,200
Cost of shares redeemed	(2,202,829,344)	(3,616,393)	(2,888,355)
Net decrease	$(1,548,697,217)	$(2,984,529)	$(88,155)

Class S	Year ended December 31, 2009
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	29,874,792	125,145	2,652,721
Shares issued in reinvestment of distributions	969,609	5,059	9,740
	30,844,401	130,204	2,662,461
Shares redeemed	(60,645,087)	(468,008)	(3,172,942)
Net decrease	(29,800,686)	(337,804)	(510,481)

Proceeds from shares sold	$893,449,877	$1,036,529	$2,652,721
Proceeds from shares issued in reinvestment of
distributions	35,671,925	48,972	9,740
	929,121,802	1,085,501	2,662,461
Cost of shares redeemed	(1,793,066,611)	(3,697,280)	(3,172,942)
Net decrease	$(863,944,809)	$(2,611,779)	$(510,481)

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class D	Year ended December 31, 2010
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	8,967,736	198,098	8,515,283
Shares issued in reinvestment of distributions	1,094,661	66,368	17,944
	10,062,397	264,466	8,533,227
Shares redeemed	(13,152,603)	(482,269)	(8,590,939)
Net decrease	(3,090,206)	(217,803)	(57,712)

Proceeds from shares sold	$338,123,569	$1,957,621	$8,515,283
Proceeds from shares issued in reinvestment of
distributions	43,304,799	685,585	17,944
	381,428,368	2,643,206	8,533,227
Cost of shares redeemed	(499,147,151)	(4,812,025)	(8,590,939)
Net decrease	$(117,718,783)	$(2,168,819)	$(57,712)

Class D	Year ended December 31, 2009
	Selected American	Selected Special	Selected Daily
	Shares	Shares	Government Fund
Shares sold	11,637,523	305,178	6,677,409
Shares issued in reinvestment of distributions	773,829	29,925	175,020
	12,411,352	335,103	6,852,429
Shares redeemed	(15,383,362)	(500,773)	(50,628,041)
Net decrease	(2,972,010)	(165,670)	(43,775,612)

Proceeds from shares sold	$361,723,094	$2,609,144	$6,677,409
Proceeds from shares issued in reinvestment of
distributions	28,431,483	289,689	175,020
	390,154,577	2,898,833	6,852,429
Cost of shares redeemed	(451,059,761)	(3,953,528)	(50,628,041)
Net decrease	$(60,905,184)	$(1,054,695)	$(43,775,612)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  The Funds had no borrowings during the year ended December 31, 2010.

NOTE 7 - DISTRIBUTION SERVICE FEES

For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets.  For the year ended December 31, 2010, Selected American Shares, Selected Special Shares, and Selected Daily Government Fund incurred distribution services fees totaling $9,928,551, $44,648, and $9,985, respectively.

Davis Distributors, LLC entered into an agreement with Selected Daily Government Fund to temporarily eliminate the 0.25% distribution fee on Class S shares through December 31, 2011. During the year ended December 31, 2010 such fee elimination amounted to $9,985.

There are no distribution service fees for the Funds’ Class D shares.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
December 31, 2010

NOTE 8 - SECURITIES LOANED

Selected American Shares (“Fund”) has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2010, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 9 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities in Selected American Shares amounted to $40,316,908 or 0.54% of the Fund’s net assets as of December 31, 2010. The aggregate value of restricted securities in Selected Special Shares amounted to $3,372,500 or 3.69% of the Fund’s net assets as of December 31, 2010.  Information regarding restricted securities is as follows:

					Cost per	Valuation per
		Acquisition		Shares/	Share/	Share/Unit as of
Fund	Security	Date	Principal	Units	Unit	December 31, 2010

Selected
American	Fairfax Financial
Shares	Holdings Ltd., 144A	02/23/10	N/A	39,220	$355.00	$411.33

Selected
American
Shares	Sino-Forest Corp., 144A	12/11/09	N/A	145,700	$15.85	$23.42

Selected
American	Sino-Forest Corp., Conv. Sr.
Shares	Notes, 5.00%, 08/01/13	07/17/08	$15,365,000	153,650	$100.00	$135.19

Selected
Special	Oaktree Capital Group LLC,
Shares	Class A	05/21/07	N/A	95,000	$27.40	$35.50

NOTE 10 - SUBSEQUENT EVENTS

The Board of Directors has approved the modification of Selected Special Shares’ investment strategy to invest primarily in a diversified portfolio of common stocks issued by companies outside the U.S., including countries with developed or emerging markets, effective May 1, 2011. The Fund will continue to invest in large, medium, and small companies without regard to market capitalization and maintain its investment objective. Selected Special Shares will be renamed Selected International Fund.

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Year ended December 31, 2010	$37.28	$0.30d	$4.35	$4.65
Year ended December 31, 2009	$28.54	$0.27d	$8.76	$9.03
Year ended December 31, 2008	$47.78	$0.34d	$(19.23)	$(18.89)
Year ended December 31, 2007	$46.06	$0.49d	$1.72	$2.21
Year ended December 31, 2006	$40.24	$0.30d	$5.81	$6.11
Selected American Shares Class D:
Year ended December 31, 2010	$37.25	$0.43d	$4.35	$4.78
Year ended December 31, 2009	$28.50	$0.36d	$8.77	$9.13
Year ended December 31, 2008	$47.79	$0.48d	$(19.28)	$(18.80)
Year ended December 31, 2007	$46.07	$0.63d	$1.73	$2.36
Year ended December 31, 2006	$40.23	$0.45d	$5.81	$6.26
Selected Special Shares Class S:
Year ended December 31, 2010	$9.78	$0.09d	$1.25	$1.34
Year ended December 31, 2009	$6.80	$0.03d	$2.98	$3.01
Year ended December 31, 2008	$12.30	$0.04d	$(5.54)	$(5.50)
Year ended December 31, 2007	$13.98	$–d,f	$(0.17)	$(0.17)
Year ended December 31, 2006	$12.47	$(0.03)d	$2.22	$2.19
Selected Special Shares Class D:
Year ended December 31, 2010	$9.79	$0.14d	$1.25	$1.39
Year ended December 31, 2009	$6.81	$0.07d	$2.98	$3.05
Year ended December 31, 2008	$12.30	$0.08d	$(5.54)	$(5.46)
Year ended December 31, 2007	$13.98	$0.05d	$(0.17)	$(0.12)
Year ended December 31, 2006	$12.46	$0.02d	$2.23	$2.25
Selected Daily Government Fund Class S:
Year ended December 31, 2010	$1.000	$0.001	$–	$0.001
Year ended December 31, 2009	$1.000	$0.002	$–	$0.002
Year ended December 31, 2008	$1.000	$0.020	$–	$0.020
Year ended December 31, 2007	$1.000	$0.044	$–	$0.044
Year ended December 31, 2006	$1.000	$0.043	$–	$0.043
Selected Daily Government Fund Class D:
Year ended December 31, 2010	$1.000	$0.001	$–	$0.001
Year ended December 31, 2009	$1.000	$0.003	$–	$0.003
Year ended December 31, 2008	$1.000	$0.024	$–	$0.024
Year ended December 31, 2007	$1.000	$0.048	$–	$0.048
Year ended December 31, 2006	$1.000	$0.045	$–	$0.045

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.49)	$–	$–	$(0.49)	$41.44	12.53%	$3,549	0.93%	0.93%	0.80%	9%
$(0.29)	$–	$–	$(0.29)	$37.28	31.64%	$4,742	0.94%	0.94%	0.86%	11%
$(0.34)	$–	$(0.01)	$(0.35)	$28.54	(39.44)%	$4,481	0.92%	0.92%	0.86%	18%
$(0.49)	$–	$–	$(0.49)	$47.78	4.79%	$7,602	0.90%	0.88%	1.01%	8%
$(0.29)	$–	$–	$(0.29)	$46.06	15.19%	$7,509	0.90%	0.90%	0.72%	9%

$(0.62)	$–	$–	$(0.62)	$41.41	12.90%	$3,934	0.60%	0.60%	1.13%	9%
$(0.38)	$–	$–	$(0.38)	$37.25	32.06%	$3,654	0.61%	0.61%	1.19%	11%
$(0.48)	$–	$(0.01)	$(0.49)	$28.50	(39.24)%	$2,881	0.59%	0.59%	1.19%	18%
$(0.64)	$–	$–	$(0.64)	$47.79	5.11%	$5,020	0.57%	0.57%	1.32%	8%
$(0.42)	$–	$–	$(0.42)	$46.07	15.59%	$4,407	0.58%	0.58%	1.04%	9%

$(0.12)	$–	$–	$(0.12)	$11.00	13.73%e	$18	1.23%	1.23%	0.92%	28%
$(0.03)	$–	$–	$(0.03)	$9.78	44.21%	$19	1.32%	1.32%	0.38%	24%
$–	$–	$–	$–	$6.80	(44.72)%	$16	1.26%	1.26%	0.43%	30%
$(0.01)	$(1.50)	$–	$(1.51)	$12.30	(1.27)%	$42	1.17%	1.17%	(0.03)%	36%
$(0.11)	$(0.57)	$–	$(0.68)	$13.98	17.74%	$55	1.16%	1.16%	(0.20)%	41%

$(0.16)	$–	$–	$(0.16)	$11.02	14.30%e	$73	0.76%	0.76%	1.39%	28%
$(0.07)	$–	$–	$(0.07)	$9.79	44.72%	$67	0.84%	0.84%	0.86%	24%
$(0.03)	$–	$–f	$(0.03)	$6.81	(44.40)%	$48	0.86%	0.86%	0.83%	30%
$(0.06)	$(1.50)	$–	$(1.56)	$12.30	(0.89)%	$94	0.81%	0.81%	0.33%	36%
$(0.16)	$(0.57)	$–	$(0.73)	$13.98	18.19%	$95	0.83%	0.83%	0.13%	41%

$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$4	1.29%	0.22%	0.08%	NA
$(0.002)	$–	$–	$(0.002)	$1.000	0.20%	$4	1.17%	0.54%	0.31%	NA
$(0.020)	$–	$–	$(0.020)	$1.000	2.05%	$4	0.94%	0.75%	2.09%	NA
$(0.044)	$–	$–	$(0.044)	$1.000	4.50%	$5	0.97%	0.75%	4.41%	NA
$(0.043)	$–	$–	$(0.043)	$1.000	4.33%	$6	0.67%	0.67%	4.28%	NA

$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$23	0.67%	0.22%	0.08%	NA
$(0.003)	$–	$–	$(0.003)	$1.000	0.29%	$24	0.57%	0.44%	0.41%	NA
$(0.024)	$–	$–	$(0.024)	$1.000	2.40%	$67	0.40%	0.40%	2.44%	NA
$(0.048)	$–	$–	$(0.048)	$1.000	4.85%	$110	0.41%	0.41%	4.75%	NA
$(0.045)	$–	$–	$(0.045)	$1.000	4.61%	$104	0.40%	0.40%	4.55%	NA

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Per share calculations were based on average shares outstanding for the period.

e
Selected Special Shares made a favorable investment in an initial public offering (IPO), which had a material impact on the investment performance, adding approximately 2% to the Fund’s total return in 2010. The IPO was purchased with the intent to benefit from long-term growth of the underlying company and the rapid appreciation was an unusual occurrence. Such performance may not continue in the future.

f	Less than $0.005 per share.

See Notes to Financial Statements

SELECTED FUNDS	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors/Trustees
of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Capital Preservation Trust:

We have audited the accompanying statements of assets and liabilities of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Daily Government Fund (a series of Selected Capital Preservation Trust), including the schedules of investments, as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Funds' management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Daily Government Fund as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 17, 2011

SELECTED FUNDS	Fund Information

Federal Income Tax Information (Unaudited)

In early 2011, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during the calendar year 2010.  Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2010 with their 2010 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.
Each Fund designates the following amounts distributed during the calendar year ended December 31, 2010, as dividends eligible for the corporate dividends-received deduction and qualified dividend income.
	Selected American Shares	Selected Special Shares

Income dividends	$100,417,052	$1,248,401
Income qualifying for corporate dividends-received deduction	$100,417,052	$667,603
	100%	53%
Qualified dividend income	$100,417,052	$1,025,027
	100%	82%

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q and Form N-MFP

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  In addition, Selected Daily Government Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP. The Funds’ Form N-Q and Selected Daily Government Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com, or on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Selected Funds by phone at 1-800-243-1575.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

SELECTED FUNDS	Directors and Officers

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.  Each Director serves until retirement, resignation, death, or removal.  Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

William P. Barr (05/23/50)	Director	Director since 1994	Of Counsel to Kirkland & Ellis LLP (law firm) until July 2009; Executive Vice President and General Counsel, Verizon (a telecommunications company) from 1994 through 2008.	3	Director, Holcim (U.S.) Inc. (supplier of Portland and blended cements); Director, Time Warner, Inc. (media and entertainment company); Director, Dominion Resources (energy company).

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. (private equity firm) since March 1999.	3	Director, Hartford Foundation for Public Giving; Trustee, Connecticut Public Broadcasting Networks.

Jerome E. Hass (06/01/40)	Director	Director since 1997	James B. Rubin Professor of Finance Emeritus, Johnson Graduate School of Management, Cornell University; Consultant, National Economic Research Associates; Co-Owner of B&H Enterprises of Ithaca (dba Ithaca Agway True Value) since 2000.	3	None

Katherine L. MacWilliams (01/19/56)	Director	Director since 1997	Chief Financial Officer, Caridian BCT, Inc. (a medical device company); former Chief Financial Officer, Coors Brewers Limited, a division of Molson Coors Brewing Company.	3	None

James J. McMonagle (10/01/44)	Director/ Chairman	Director since 1990	Chairman, Selected Funds Board of Directors since 1997; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director, Owens Corning (producer of residential and commercial building materials).

Richard O'Brien (09/12/45)	Director	Director since 1996	Retired Corporate Economist, Hewlett-Packard Company.	3	None

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director, Davis Funds (consisting of 13 portfolios).

Christopher C. Davis (07/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund and the Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co., a registered broker/dealer.	16	Director, Davis Funds (consisting of 13 portfolios); Director, Washington Post Co. (newspaper publisher).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

SELECTED FUNDS	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Selected Funds officer since 1998). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Selected Funds officer since 1998). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Selected Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Selected Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Selected Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (a law firm); counsel to the Independent Directors and the Davis Funds.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2010 and December 31, 2009 were $16,800 and $16,800, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2010 and December 31, 2009 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2010 and December 31, 2009 were $3,878 and $3,552, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2010 and December 31, 2009 were $0 and $0, respectively.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

    (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-1 of Regulation S-X.

(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2010 and December 31, 2009.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this form N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)	(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.
(a)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.
(a)	(3) Not applicable
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  March 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  March 4, 2011

By           /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date:  March 4, 2011